UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gartmore Separate Accounts, LLC
Address: 94 North Broadway
         Irvington, NY  10533

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     (914) 674-5720

Signature, Place, and Date of Signing:

     /s/  Iona Watter     Irvington, NY     February 11, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06754                      Formerly Groupama Asset Management N.A.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $1,008,785 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    30969   493608 SH       SOLE                   452468        0    41140
AMERICAN EXPRESS CO            COM              025816109    32172   570730 SH       SOLE                   521401        0    49329
AMGEN INC                      COM              031162100    33280   518789 SH       SOLE                   474383        0    44406
ASK JEEVES INC                 COM              045174109      303    11313 SH       SOLE                    10361        0      952
AUTODESK INC                   COM              052769106      875    23061 SH       SOLE                    22061        0     1000
BAKER HUGHES INC               COM              057224107    27032   633517 SH       SOLE                   579725        0    53792
BANK OF AMERICA CORPORATION    COM              060505104    28933   615727 SH       SOLE                   563608        0    52119
BEST BUY INC                   COM              086516101    28699   482982 SH       SOLE                   441863        0    41119
BIOGEN IDEC INC                COM              09062X103    30081   451599 SH       SOLE                   412242        0    39357
BURLINGTON NORTHN SANTA FE C   COM              12189T104    27976   591340 SH       SOLE                   540859        0    50481
CAREMARK RX INC                COM              141705103    40943  1038377 SH       SOLE                   950076        0    88301
CATERPILLAR INC DEL            COM              149123101    30288   310611 SH       SOLE                   284232        0    26379
CENDANT CORP                   COM              151313103      367    15690 SH       SOLE                    14414        0     1276
CIT GROUP INC                  COM              125581108      751    16399 SH       SOLE                    14991        0     1408
CLOROX CO DEL                  COM              189054109      277     4700 SH       SOLE                     4700        0        0
DELL INC                       COM              24702R101    30628   726808 SH       SOLE                   665509        0    61299
DOLLAR GEN CORP                COM              256669102      429    20654 SH       SOLE                    18919        0     1735
E M C CORP MASS                COM              268648102    30548  2054333 SH       SOLE                  1879735        0   174598
EASTMAN CHEM CO                COM              277432100      230     3984 SH       SOLE                     3650        0      334
EBAY INC                       COM              278642103    29840   256490 SH       SOLE                   234312        0    22178
FISHER SCIENTIFIC INTL INC     COM NEW          338032204      460     7367 SH       SOLE                     6750        0      617
FORTUNE BRANDS INC             COM              349631101      210     2717 SH       SOLE                     2490        0      227
FOSSIL INC                     COM              349882100      368    14367 SH       SOLE                    13159        0     1208
GENENTECH INC                  COM NEW          368710406    35662   655066 SH       SOLE                   599225        0    55841
GENERAL ELEC CO                COM              369604103    50830  1392609 SH       SOLE                  1273363        0   119246
GILEAD SCIENCES INC            COM              375558103      555    15851 SH       SOLE                    14516        0     1335
GILLETTE CO                    COM              375766102      368     8213 SH       SOLE                     8213        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     7640    73434 SH       SOLE                    72548        0      886
HYPERION SOLUTIONS CORP        COM              44914M104      605    12972 SH       SOLE                    11883        0     1089
ILLINOIS TOOL WKS INC          COM              452308109      253     2732 SH       SOLE                     2732        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      589     7340 SH       SOLE                     6720        0      620
INTEL CORP                     COM              458140100    31189  1333442 SH       SOLE                  1217658        0   115784
INTERNATIONAL RECTIFIER CORP   COM              460254105      339     7612 SH       SOLE                     6972        0      640
JABIL CIRCUIT INC              COM              466313103      430    16829 SH       SOLE                    15406        0     1423
JUNIPER NETWORKS INC           COM              48203R104    28505  1048353 SH       SOLE                   957991        0    90362
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      451     6158 SH       SOLE                     5640        0      518
LAM RESEARCH CORP              COM              512807108      333    11534 SH       SOLE                    10564        0      970
LAUDER ESTEE COS INC           CL A             518439104      711    15544 SH       SOLE                    15544        0        0
LEGG MASON INC                 COM              524901105      446     6087 SH       SOLE                     5575        0      512
MANOR CARE INC NEW             COM              564055101      593    16746 SH       SOLE                    15339        0     1407
MERRILL LYNCH & CO INC         COM              590188108    36442   609699 SH       SOLE                   547305        0    62394
MICROSTRATEGY INC              CL A NEW         594972408      281     4656 SH       SOLE                     4264        0      392
MILLIPORE CORP                 COM              601073109      414     8307 SH       SOLE                     7612        0      695
MONSANTO CO NEW                COM              61166W101    30417   547553 SH       SOLE                   501083        0    46470
NOBLE CORPORATION              SHS              G65422100      299     6004 SH       SOLE                     5499        0      505
OWENS ILL INC                  COM NEW          690768403      505    22305 SH       SOLE                    20430        0     1875
PATTERSON UTI ENERGY INC       COM              703481101      389    19998 SH       SOLE                    18320        0     1678
PENNEY J C INC                 COM              708160106    30239   730420 SH       SOLE                   668565        0    61855
PEPSICO INC                    COM              713448108    36578   700721 SH       SOLE                   640276        0    60445
PRAXAIR INC                    COM              74005P104      537    12171 SH       SOLE                    11159        0     1012
PRICE T ROWE GROUP INC         COM              74144T108      311     5000 SH       SOLE                     4579        0      421
PROCTER & GAMBLE CO            COM              742718109      158     2873 SH       SOLE                     2873        0        0
QUALCOMM INC                   COM              747525103    38940   918401 SH       SOLE                   840235        0    78166
QUEST SOFTWARE INC             COM              74834T103      475    29788 SH       SOLE                    27284        0     2504
QUIKSILVER INC                 COM              74838C106      378    12677 SH       SOLE                    11611        0     1066
RALCORP HLDGS INC NEW          COM              751028101      178     4239 SH       SOLE                     3886        0      353
ROCKWELL COLLINS INC           COM              774341101      304     7706 SH       SOLE                     7059        0      647
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      549    10093 SH       SOLE                     9244        0      849
SANDISK CORP                   COM              80004C101      395    15831 SH       SOLE                    14500        0     1331
STAPLES INC                    COM              855030102    31768   942387 SH       SOLE                   862236        0    80151
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203    30531   522797 SH       SOLE                   478466        0    44331
STATION CASINOS INC            COM              857689103      452     8271 SH       SOLE                     7576        0      695
SYMANTEC CORP                  COM              871503108      210     8168 SH       SOLE                     8168        0        0
TRIAD HOSPITALS INC            COM              89579K109      524    14093 SH       SOLE                    12909        0     1184
TYCO INTL LTD NEW              COM              902124106    53053  1484409 SH       SOLE                  1359336        0   125073
UNITED TECHNOLOGIES CORP       COM              913017109    33032   319616 SH       SOLE                   292997        0    26619
WACHOVIA CORP 2ND NEW          COM              929903102    31958   607567 SH       SOLE                   555923        0    51644
WAL MART STORES INC            COM              931142103    29277   554287 SH       SOLE                   505840        0    48447
WILLIAMS COS INC DEL           COM              969457100      499    30622 SH       SOLE                    28041        0     2581
YAHOO INC                      COM              984332106    25353   672845 SH       SOLE                   615852        0    56993
ZIMMER HLDGS INC               COM              98956P102    29181   364221 SH       SOLE                   333636        0    30585